COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of commitments [Table Text Block]
	Total	1 year	2 - 3 years	4 - 5 years	Thereafter
Operating lease payments	$1,645	$537	$551	$537	$20
Drilling services	36	36	–	–	–
Equipment purchases	306	306	–	–	–
Total commitments	$1,987	$879	$551	$537	$20